Merger Agreement (Narrative) (Detail) (USD $)	Mar. 31, 2013	Feb. 14, 2013
Merger Agreement [Line Items]
Merger - Portion of Shares to US Air Stakeholders	28.00%	28.00%
Merger - Portion of Shares to AMR Stakeholders	72.00%	72.00%
Merger - AMR Termination Fee	$ 135,000,000	$ 135,000,000
Merger - Termination Fee in Event of Breach	195,000,000	195,000,000
Merger - US Air Termination Fee	55,000,000	55,000,000
Merger - Claims Held by Claimholders in Support Agreement	$ 1,200,000,000	$ 1,200,000,000
Merger - Price per Share US Air Stock at Close	$ 10.40	$ 10.4
Merger - Discount on Conversion Price of New American Stock	3.50%	3.50%
Merger - Portion to Existing Stockholders	3.50%	3.50%
Merger - Portion to Labor Related Claimholders	23.60%	23.60%